OTHER CURRENT AND NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
OTHER CURRENT AND NONCURRENT ASSETS
  15.   OTHER CURRENT AND NONCURRENT ASSETS

	Consolidated
	2021	2020*
Marketing and advertising advances	80,078	48,767
Supplier advances	350,830	257,703
Employee advances	17,402	65,180
Rent advances and guarantee deposit (a)	172,465	183,793
Advance insurance expenses	160,911	201,573
Overfunded pension plan (b)	1,043,799	683,425
Customs broker advances - Import taxes	60,739	34,016
Sublease receivables (c)	347,174	357,538
Carbon credits	11,479	4,097
Receivables from service providers (d)	162,268	135,030
Other	268,066	172,666
	2,675,211	2,143,788

Current	912,160	616,120
Non-current	1,763,051	1,527,668

(*) some amounts originally presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as current and non-current assets.

a)	Mainly related to: (i) advances of lease agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop, in accordance with the exemptions on IFRS 16 / CPC 06(R2); and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop and Aesop, which will be returned by the landlord at the end of the lease agreements.
b)	Pension plan arising from the acquisition of Avon. The variation in the period is due to the valuation of funds linked to the pension plan mainly in the United Kingdom (see note 24).
c)	Refers to the sublease receivable from the New York office owned by the subsidiary Avon.
d)	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.